EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF EQUITY INVESTMENTS

Equity investments consisted of the following:

	As of June 30,
	2025	2024
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$139,921	$138,003
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,400,543	1,385,456
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	287,036	303,627
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	167,521	165,120
Total equity investment	$1,995,021	$1,992,206